Provisions and Contingencies - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	R$ 932,185
Additions	239,013
Reversals	(87,807)
Payments	(84,939)
Interest	41,720
Ending Balance	1,040,172	R$ 932,185
Current	22,837	119,942
Non-current	1,017,335	812,243
IRPJ and CSLL [member]
Disclosure of other provisions [line items]
Beginning balance	552,172
Additions	7,154
Reversals	(36,683)
Payments	0
Interest	36,574
Ending Balance	559,217	552,172
Tax [member]
Disclosure of other provisions [line items]
Beginning balance	84,155
Additions	35,238
Reversals	(14,907)
Payments	(38,097)
Interest	2,045
Ending Balance	68,434	84,155
Civil, environmental and regulatory claims [member]
Disclosure of other provisions [line items]
Beginning balance	108,761
Additions	18,326
Reversals	(9,980)
Payments	(23,700)
Interest	9
Ending Balance	93,416	108,761
Labor litigation [member]
Disclosure of other provisions [line items]
Beginning balance	95,460
Additions	22,663
Reversals	(22,387)
Payments	(23,142)
Interest	578
Ending Balance	73,172	95,460
Provision for indemnities [member]
Disclosure of other provisions [line items]
Beginning balance	0
Additions	150,820
Reversals	0
Payments	0
Interest	0
Ending Balance	150,820	0
Others [Member]
Disclosure of other provisions [line items]
Beginning balance	91,637
Additions	4,812
Reversals	(3,850)
Payments	0
Interest	2,514
Ending Balance	R$ 95,113	R$ 91,637